Fair Value Measurements - Schedule of Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Earnout liability	$ 2,510,000	$ 440,000	$ 0
Fair Value, Inputs, Level 2
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Warrant liability	105,834	22,234	0
Fair Value, Inputs, Level 3
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Earnout liability	2,510,000	440,000	0
Derivative liability	0	303,300	0
Certificate of deposit | Fair Value, Inputs, Level 2
Fair Value Disclosure, Asset and Liability, Not Measured at Fair Value [Line Items]
Certificate of deposit	$ 20,000	$ 20,000	$ 20,000